Annual Fund Operating Expenses - PGIM Government Money Market Fund	Sep. 29, 2020
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	0.68%
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.125%
Other Expenses (as a percentage of Assets):	0.199%
Expenses (as a percentage of Assets)	0.644%
Class Z
Operating Expenses:
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.43%